Business Combination - Schedule of Business Combination to the Consolidated Statements of Cash Flows and Stockholder's Equity (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Business Combination to the Consolidated Statements of Cash Flows and Stockholder
Cash-Trust Account, net of redemptions	$ 8,251,024
Less: transaction costs and professional fees, paid directly from Trust Account	(4,270,760)
Net proceeds received from Trust	3,980,264
Less: private placement warrant liabilities	(350,000)
Less: related party notes	(2,558,340)
Less: accounts payable and accrued expenses	(2,113,096)
Reverse recapitalization, net	$ (1,041,172)